Notes to the Assets of the Balance Sheet - Summary of Available-For-Sale Financial Assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Market Value	€ 0	€ 86,538,195
Money market funds 1 [member]
Disclosure of financial assets [line items]
Maturity	Daily	Daily
Gross Unrealized Gains	€ 0	€ 0
Gross Unrealized Losses	(137,000)	(106,000)
Market Value	44,581,000	86,538,000
Gross carrying amount [member] | Money market funds 1 [member]
Disclosure of financial assets [line items]
Cost	€ 44,718,000	€ 86,644,000